Segmented information - Schedule of Information on Operations by Geographic Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 2,433.6	$ 2,319.5
Property, plant and equipment	9,749.9	9,450.1
Intangible assets	69.7	69.1
United States
Segment Reporting Information [Line Items]
Revenue	1,955.7	1,852.4
Property, plant and equipment	8,675.6	8,362.4
Intangible assets	14.0	15.2
Canada
Segment Reporting Information [Line Items]
Revenue	101.5	91.6
Property, plant and equipment	263.1	328.6
Intangible assets	0.3	0.3
Other regions
Segment Reporting Information [Line Items]
Revenue	376.4	375.5
Property, plant and equipment	811.2	759.1
Intangible assets	$ 55.4	$ 53.6